Commitments and Contingencies (Details) $ / shares in Units, ¥ in Millions, $ in Millions					12 Months Ended
	Nov. 01, 2023 CNY (¥)	Jul. 20, 2023 CNY (¥)	Aug. 18, 2022 USD ($) $ / shares shares	May 21, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 03, 2018
Commitments and Contingencies [Line Items]
Agreement total amount | $						$ 100.0
Total various losses amount					¥ 152.5
Equity transfer consideration		¥ 97.4
Disbursement		55.1
Accrued interest		152.5
Llitigation fee and all other relevant expenses		¥ 0.8
Initial investment amount (in Dollars) | $			$ 5.0
Share price (in Dollars per share) | $ / shares			$ 5
Investment interest rate			200.00%
Fair value adjustment (in Dollars) | $			$ 10.0
Guarantee on a shareholder description					Redemption Event was defined in the Share Transfer Agreement as (i) 12 months from the effective date, which referred to November 14, 2022, the average closing market price of the Company is lower than 200% of the Purchase Price; (ii) After the lock-up period, which is 6 to 12 months since the effective date, when Hainan Union plans to sell its shares, in whole or in part, at a lower price of 200% of the Purchase Price, and a written notice has been delivered to Vision Path
Redemption event occurs (in Dollars) | $			$ 2.6
Contingent repayment percentage			200.00%
Penalties and expenses (in Dollars) | $			$ 5.0
Shortage interest rate			200.00%
Loss contingency (in Dollars) | $			$ 5.0
Agreement amount (in Dollars) | $						$ 5.0
The 2018 Cooperation Agreement [Member]
Commitments and Contingencies [Line Items]
Equity interest								100.00%
The 2019 Cooperation Agreement [Member]
Commitments and Contingencies [Line Items]
Equity interest				100.00%
Equity transfer price				¥ 97.0
The Equity Transfer Agreement [Member]
Commitments and Contingencies [Line Items]
Equity interest				100.00%
Equity transfer price				¥ 97.0
The Jinghai District Court [Member]
Commitments and Contingencies [Line Items]
Equity transfer price				¥ 97.0
Maximum [Member]
Commitments and Contingencies [Line Items]
Purchase price interest			200.00%
Minimum [Member]
Commitments and Contingencies [Line Items]
Purchase price interest			100.00%
The 2019 Cooperation Agreement [Member]
Commitments and Contingencies [Line Items]
Agreement total amount							¥ 100.0
Class B Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Ordinary shares (in Shares) | shares			1,000,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Other expenses	¥ 152.5